TRADE AND OTHER RECEIVABLES - Narrative (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Financial assets, at fair value			$ 37,096,000
Decrease through write-off, financial assets	$ 1,076,896
Gains (losses) on loans and receivables	$ (2,459,862)
Bottom of range
Disclosure of detailed information about borrowings [line items]
Lease term , leases with cash guarantees and deposits	2 years
Top of range
Disclosure of detailed information about borrowings [line items]
Lease term , leases with cash guarantees and deposits	15 years
Employee loans maturing 2027
Disclosure of detailed information about borrowings [line items]
Financial assets, at fair value	$ 20,582,787
Decrease through write-off, financial assets		$ 13,117,000
Employee loans maturing 2027 | 2024
Disclosure of detailed information about borrowings [line items]
% payback estimate	0.00%
Employee loans maturing 2027 | 2025
Disclosure of detailed information about borrowings [line items]
% payback estimate	20.00%
Employee loans maturing 2027 | 2026
Disclosure of detailed information about borrowings [line items]
% payback estimate	20.00%
Employee loans maturing 2027 | 2027
Disclosure of detailed information about borrowings [line items]
% payback estimate	60.00%
Employee loans maturing 2030
Disclosure of detailed information about borrowings [line items]
Financial assets, at fair value	$ 2,347,153
Employee loans maturing 2030 | 2024
Disclosure of detailed information about borrowings [line items]
% payback estimate	0.00%
Employee loans maturing 2030 | 2025
Disclosure of detailed information about borrowings [line items]
% payback estimate	10.00%
Employee loans maturing 2030 | 2026
Disclosure of detailed information about borrowings [line items]
% payback estimate	10.00%
Employee loans maturing 2030 | 2027
Disclosure of detailed information about borrowings [line items]
% payback estimate	20.00%
RSP Loans | 2024
Disclosure of detailed information about borrowings [line items]
% payback estimate		20.00%
RSP Loans | 2025
Disclosure of detailed information about borrowings [line items]
% payback estimate		20.00%
RSP Loans | 2026
Disclosure of detailed information about borrowings [line items]
% payback estimate		30.00%
RSP Loans | 2027
Disclosure of detailed information about borrowings [line items]
% payback estimate		30.00%